Fair Value Measurements: (Tables)	9 Months Ended
Sep. 30, 2013
Fair Value Measurements: (Tables) [Abstract]
ASC 820 establishes a fair

ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels: Level 1 inputs are quoted prices in active markets for identical assets or liabilities, Level 2 inputs are inputs other than quoted prices included within Level 1 that are directly or indirectly observable for the asset or liability and Level 3 inputs are unobservable inputs for the asset or liability that reflect the entity's own assumptions.

	Fair value September 30, 2013	Level 1	Level 2	Level 3
Marketable securities	$ 370,241	$ 370,241	-	-

	Fair value December 31, 2012	Level 1	Level 2	Level 3
Marketable securities	$ 723,449	$ 723,449	-	-